Jun. 01, 2025
(Allspring Retail Money Market Funds - Administrator Class) | (Allspring National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Principal Investment Strategies
Under normal circumstances, we invest:
■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (“AMT”).
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Highest Quarter: December 31, 2023 +0.88% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2025 is +0.64%
Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
(Allspring Retail Money Market Funds - Administrator Class) | (Allspring National Tax-Free Money Market Fund) | Risk Lose Money [Member]
You could lose money by investing in the Fund.
(Allspring Retail Money Market Funds - Administrator Class) | (Allspring National Tax-Free Money Market Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Allspring Retail Money Market Funds - Administrator Class) | (Allspring National Tax-Free Money Market Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Retail Money Market Funds - Administrator Class) | (Allspring National Tax-Free Money Market Fund) | Money Market Fund Risk [Member]
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.

(Allspring Retail Money Market Funds - Administrator Class) | (Allspring National Tax-Free Money Market Fund) | Debt Securities Risk [Member]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Retail Money Market Funds - Administrator Class) | (Allspring National Tax-Free Money Market Fund) | Municipal Securities Risk [Member]
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

(Allspring Retail Money Market Funds - Administrator Class) | (Allspring National Tax-Free Money Market Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Retail Money Market Funds - Administrator Class) | (Allspring National Tax-Free Money Market Fund) | Administrator Class
Calendar Year Total Returns for Administrator Class as of 12/31 each year